Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss) relating to cash flow hedges, pretax:
Changes in fair value of cash flow hedges during the period, pretax		$ (104,130)
Reclassification adjustments, pretax		(1,684)
Total other comprehensive income (loss) relating to cash flow hedges, pretax		(102,446)	(8,109)
Foreign-currency translation adjustment, pretax		(179,987)	(113,379)
Defined benefit pension plans, pretax:
Actuarial (loss) gain on defined benefit pension plans, pretax	103,178
Reclassification adjustments, pretax		8,737	5,313
Total other comprehensive income (loss) relating to defined benefit pension plans, pretax		81,906	35,654
Other comprehensive income (loss), pretax		(364,339)	(157,142)
Other comprehensive income (loss) relating to cash flow hedges, tax effect:
Changes in fair value of cash flow hedges during the period, tax effect		41,825
Reclassification adjustments, tax effect		796
Total other comprehensive income (loss) relating to cash flow hedges, tax effect		41,029	313
Foreign-currency translation adjustment, tax effect	63,982
Defined benefit pension plans, tax effect:
Actuarial (loss) gain on defined benefit pension plans, tax effect		34,930	14,601
Reclassification adjustments, tax effect		3,342	2,093
Total other comprehensive income (loss) relating to defined benefit pension plans, tax effect		(31,588)	(12,508)
Other comprehensive income (loss), tax effect		72,617	12,821
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:
Changes in fair value of cash flow hedges during the period, net before NCI	(16,099)
Reclassification adjustments, net before NCI	(13,979)
Total other comprehensive income (loss) relating to cash flow hedges, net before NCI	(2,120)	(61,417)	(7,796)
Foreign-currency translation adjustment, net before NCI	63,982	(179,987)	(113,379)
Defined benefit pension plans, net before NCI:
Actuarial (loss) gain on defined benefit pension plans, net before NCI	(79,353)	(55,713)	(26,366)
Reclassification adjustments, net before NCI	11,145	5,395	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans, net before NCI	68,208	50,318	23,146
Other comprehensive income (loss), net before NCI	(6,346)	(291,722)	(144,321)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest
Foreign-currency translation adjustment, Non-controlling interests	(179)	(1,247)	2,491
Other comprehensive income (loss), Non-controlling interests	(179)	(1,247)	2,491
Other comprehensive income (loss) relating to cash flow hedges, OCI net of tax:
Changes in fair value of cash flow hedges during the period, OCI net of tax	(16,099)
Reclassification adjustments, OCI net of tax	(13,979)
Foreign-currency translation adjustment, OCI net of tax	63,803
Defined benefit pension plans, OCI net of tax:
Actuarial (loss) gain on defined benefit pension plans, OCI net of tax	(79,353)	(55,713)	(26,366)
Reclassification adjustments, OCI net of tax	11,145	5,395	3,220
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)